UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTICE OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00702

Hercules Capital, Inc.

(Name of Registrant)

400 Hamilton Ave., Suite 310

Palo Alto, CA

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Hercules Capital, Inc. (the “Company”) to be redeemed: 6.25% Notes due 2024 (the “Notes”)

(2)	Date on which the securities are to be redeemed: January 14, 2019 and February 5, 2019

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of March 6, 2012 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, and (ii) Section 1.01(h) of the Third Supplemental Indenture, dated as of July 14, 2014, between the Company and U.S. Bank National Association, as trustee (the “Third Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem 100% of the outstanding Notes ($83,509,600 aggregate principal amount) pursuant to the terms of the Base Indenture and the Third Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 12th day of December 2018.

HERCULES CAPITAL, INC.

By:	/s/ Melanie Grace
Name: Melanie Grace
Title: General Counsel and Secretary